Inventory - Schedule of Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Product inventory	$ 468	$ 297
Materials and supplies	684	658
Total inventory	$ 1,152	$ 955